Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Value Opportunities Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
Document Creation Date	dei_DocumentCreationDate	Sep. 12, 2017